Common Stock and Stock Purchase Warrants (Tables)	12 Months Ended
Apr. 30, 2015
Common Stock and Stock Purchase Warrant [Abstract]
Schedule of Share-based Payment Award Stock Warrants Valuation Assumptions [Table Text Block]
Assumptions used to calculate the fair value of these warrants were as follows:

	Year Ended April 30,
	2015	2014
Expected term in years	1.1 – 4.9	1.9 – 3.7
Risk-free interest rates	0.5% – 1.76%	0.4% – 1.17%
Volatility	73% – 107%	95% – 113%
Dividend yield	0%	0%